VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Automobiles & Components : 5.3%
Eicher Motors Ltd. 68,785 $ 2,849,687
Pricol Ltd. * 20,964 82,743
UNO Minda Ltd. 84,559 609,200
3,541,630
Banks : 14.7%
Bank of Baroda 948,656 2,435,875
CSB Bank Ltd. * 43,083 173,871
ICICI Bank Ltd. 276,141 3,163,692
Karnataka Bank Ltd. 159,464 476,852
State Bank of India 466,694 3,352,312
Ujjivan Small Finance Bank Ltd.
144A 266,495 173,027
9,775,629
Capital Goods : 15.8%
Action Construction Equipment
Ltd. 17,510 144,752
AIA Engineering Ltd. 15,709 663,068
Apar Industries Ltd. 7,884 518,709
Bharat Electronics Ltd. 1,789,100 2,972,489
Confidence Petroleum India
Ltd. 48,594 50,364
Cummins India Ltd. 70,856 1,444,052
Data Patterns India Ltd. 9,785 246,910
Elecon Engineering Co. Ltd. 19,092 177,337
Elgi Equipments Ltd. 96,468 591,726
Force Motors Ltd. 2,448 112,647
HBL Power Systems Ltd. 112,907 361,693
Ingersoll Rand India Ltd. 3,615 127,426
Jupiter Wagons Ltd. 34,305 135,190
Kirloskar Brothers Ltd. 14,108 142,082
Kirloskar Oil Engines Ltd. 35,758 232,044
Man Infraconstruction Ltd. 54,001 98,563
Polycab India Ltd. 26,722 1,715,832
Praj Industries Ltd. 53,356 376,155
Shanthi Gears Ltd. 9,295 51,086
Voltamp Transformers Ltd. 4,343 234,373
10,396,498
Commercial & Professional Services : 1.4%
BLS International Services Ltd. 55,339 166,318
L&T Technology Services Ltd.
144A 13,718 752,872
919,190
Consumer Services : 0.1%
Aptech Ltd. 15,423 52,121
Underline
Diversified Financials : 0.3%
Motilal Oswal Financial Services
Ltd. 18,683 197,411
Underline
Energy : 7.2%
Coal India Ltd. 1,047,251 3,714,209
Great Eastern Shipping Co. Ltd. 42,040 428,107
Hindustan Oil Exploration Co.
Ltd. * 32,112 66,579
Oil India Ltd. 185,551 666,363
4,875,258
Financial Services : 5.7%
Angel One Ltd. 15,944 354,513
Number
of Shares Value
Financial Services (continued)
Nippon Life India Asset
Management Ltd. 144A 72,356 $ 285,362
Shriram Finance Ltd. 139,752 3,225,098
3,864,973
Food, Beverage & Tobacco : 4.5%
Godfrey Phillips India Ltd. 7,430 194,569
KRBL Ltd. 29,088 141,865
Varun Beverages Ltd. 232,524 2,639,927
2,976,361
Health Care Equipment & Services : 0.4%
Narayana Hrudayalaya Ltd. 18,984 248,020
Underline
Materials : 7.3%
Andhra Paper Ltd. 4,531 32,544
Archean Chemical Industries
Ltd. 19,543 138,277
Bayer CropScience Ltd. 5,785 371,849
Fine Organic Industries Ltd. 4,032 232,305
Gravita India Ltd. 10,767 117,714
JK Paper Ltd. 37,300 176,007
JTL Industries Ltd. 22,317 61,736
Lloyds Metals & Energy Ltd. * 37,336 240,839
NMDC Ltd. 506,130 898,571
PI Industries Ltd. 43,481 1,805,984
Ramkrishna Forgings Ltd. 28,103 217,118
Usha Martin Ltd. 94,984 391,995
West Coast Paper Mills Ltd. 13,199 111,581
4,796,520
Media & Entertainment : 3.8%
Affle India Ltd. * 25,261 335,712
Brightcom Group Ltd. * 772,208 175,639
Chennai Super Kings Cricket
Ltd. *∞ ø 1,298,085 1,635,087
Sun TV Network Ltd. 43,882 323,053
2,469,491
Pharmaceuticals, Biotechnology & Life
Sciences : 7.7%
Caplin Point Laboratories Ltd. 9,986 123,807
Dr. Reddy's Laboratories Ltd. 47,934 3,216,854
Glenmark Life Sciences Ltd. 10,599 78,791
Marksans Pharma Ltd. 108,601 143,497
Natco Pharma Ltd. 47,934 503,518
Neuland Laboratories Ltd. 3,216 142,636
Zydus Lifesciences Ltd. 128,594 950,793
5,159,896
Software & Services : 25.4%
Happiest Minds Technologies
Ltd. 37,642 395,217
HCL Technologies Ltd. 216,435 3,207,874
Infosys Ltd. (ADR) 180,233 3,083,787
KPIT Technologies Ltd. 78,939 1,091,395
LTIMindtree Ltd. 144A 45,701 2,855,455
Newgen Software Technologies
Ltd. 13,593 147,007
Nucleus Software Exports Ltd. 3,546 42,691
Persistent Systems Ltd. 23,615 1,641,060
Route Mobile Ltd. 13,563 259,053
Sonata Software Ltd. 41,801 531,633

VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
Tanla Platforms Ltd. 32,707 $ 407,808
Tata Consultancy Services Ltd. 77,978 3,301,759
16,964,739
Number
of Shares Value
Technology Hardware & Equipment : 0.2%
Zen Technologies Ltd. 16,983 $ 155,801
Underline
Total Common Stocks
(Cost: $54,922,685) 66,393,538
Total Investments: 99.8%
(Cost: $54,922,685) 66,393,538
Other assets less liabilities: 0.2% 120,499
NET ASSETS: 100.0% $ 66,514,037
Definitions:
ADR American Depositary Receipt
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø Restricted Security – the aggregate value of restricted securities is $1,635,087, or 2.5% of net assets
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,066,716, or 6.1% of net assets.
Restricted securities held by the Fund as of September 30, 2023 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Chennai Super Kings Cricket Ltd. 10/08/2015 1,298,085 $ 35,108 $ 1,635,087 2.5%
Summary of Investments by Sector
% of
Investments Value
Information Technology 25.8% $ 17,120,540
Financials 20.8 13,838,013
Industrials 17.1 11,315,687
Health Care 8.2 5,407,917
Energy 7.3 4,875,257
Materials 7.2 4,796,520
Consumer Discretionary 5.4 3,593,751
Consumer Staples 4.5 2,976,362
Communication Services 3.7 2,469,491
100.0% $ 66,393,538